CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Net investment income (1)		$ 318.0	[1]	$ 275.7	$ 188.1
Realized and unrealized investment losses	[2]	(102.1)		(61.4)	(182.6)
General and administrative expenses		405.9		354.5	386.5
Management Consulting Agreement
General and administrative expenses		5.0		5.0	5.0
Asset Management Arrangement
Net investment income (1)		9.2		9.4	4.9
Apollo, Class A & B Notes
Realized and unrealized investment losses		2.5		8.7	(0.4)
Management Consulting Agreement
Net investment income (1)		$ 15.2		$ 19.6	$ 3.1

[1]	Net investment income includes related party net investment income of $15.2 million (2023 — $19.6 million, 2022 — $3.1 million) and related party investment management fees of $9.2 million (2023 — $9.4 million, 2022 — $4.9 million).
[2]	Realized and unrealized investments gains includes gains of $2.5 million on related party investments (2023 — gains of $8.7 million, 2022 — loss of $0.4 million).